Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated depreciation and amortisation
Disclosure of intangible assets [Line items]
Amortization	€ (879)
Intangible assets at December 31	(879)
Accumulated depreciation and amortisation | Development cost
Disclosure of intangible assets [Line items]
Amortization	(837)
Intangible assets at December 31	(837)
Accumulated depreciation and amortisation | Patents and licenses
Disclosure of intangible assets [Line items]
Amortization	(42)
Intangible assets at December 31	(42)
Net asset value
Disclosure of intangible assets [Line items]
Intangible assets at January 1	15,853
Intangible assets at December 31	25,322	€ 15,853
Net asset value | Development cost
Disclosure of intangible assets [Line items]
Intangible assets at January 1	15,262
Intangible assets at December 31	24,773	15,262
Net asset value | Patents and licenses
Disclosure of intangible assets [Line items]
Intangible assets at January 1	591
Intangible assets at December 31	549	591
Gross carrying amount
Disclosure of intangible assets [Line items]
Intangible assets at January 1	15,853	5,646
Additions	10,348	10,130
Exchange differences		77
Intangible assets at December 31	26,201	15,853
Gross carrying amount | Development cost
Disclosure of intangible assets [Line items]
Intangible assets at January 1	15,262	5,311
Additions	10,348	9,874
Exchange differences		77
Intangible assets at December 31	25,610	15,262
Gross carrying amount | Patents and licenses
Disclosure of intangible assets [Line items]
Intangible assets at January 1	591	335
Additions		256
Intangible assets at December 31	€ 591	€ 591